FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2002

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Ridge Investments, LLC
Address:  10 South LaSalle Street, Suite 1050
          Chicago, Illinois  60603

Form 13F File No:   28-6668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Samuel Wegbreit
Title:         Managing Member
Phone:         (312) 857-1040
Signature, Place, and Date of Signing:



/s/ Samuel Wegbreit      Chicago, Illinois   November 6 , 2002
-------------------      -----------------   -----------------
     (Signature)              (City/State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None





                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   81

Form 13F Information Table Value Total:             $902,884
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE






                              OAK RIDGE INVESTMENTS, LLC
                                       FORM 13F
                                  September 30, 2002

                                                                  Investment
                                                                  Discretion     Voting Authority
                          Title
                            of                Value                       Other
     Name of Issuer       Class    Cusip    (x$1,000) Quantity  Sole  Shr Mgrs  Sole  Shrd   None
    ----------------      -----    ------   --------- --------  ----  --  ----  ----  ----   ----
ACTRADE FINL TECH          com   00507P102        864   343,042   X                          343,042
AFFILIATED COMPUTER SVCS   com   008190100      2,836    66,656   X             4,100         62,556
ALBANY MOLECULAR RESEARCH  com   012423109     10,272   603,160   X            18,000        585,160
ALLETE                     com   018522102     14,870   688,447   X                          688,447
ALLIANCE DATA SYS          com   018581108        350    23,130   X            14,000          9,130
ALLTEL CORP                com   020039103      2,565    63,926   X             2,800         61,126
AMERICAN EXPRESS           com   025816109      2,246    72,049   X             1,050         70,999
AMERICAN INTL GRP          com   026874107      2,842    51,965   X             4,071         47,894
AOL TIME WARNER            com   00184A105        166    14,170   X             7,000          7,170
APTARGROUP                 com   038336103     24,967   929,161   X                          929,161
ARCHER DANIELS MIDLAND     com   039483102      2,957   236,372   X            15,600        220,772
ASTORIA FINANCIAL          com   046265104     19,931   816,839   X            11,000        805,839
BAY VIEW CAP CORP          com   07262L101     15,984 2,818,959   X            40,000      2,778,959
BRINKER INTL               com   109641100      2,340    90,336   X             6,500         83,836
CACI INTL INC              com   127190304     16,663   470,051   X            10,000        460,051
CAMBREX CORP               com   132011107     22,455   610,195   X             9,000        601,195
CARDINAL HEALTH            com   14149Y108      3,695    59,398   X             4,100         55,298
CAREER EDUCATION CO        com   141665109     10,743   223,770   X             6,200        217,570
CAREMARK RX INC            com   141705103     36,788 2,163,991   X            30,000      2,133,991
CHIRON CORP                com   170040109     21,558   616,996   X                          616,996
CHOICEPOINT                com   170388102     40,733 1,142,893   X            11,333      1,131,560
CHURCH & DWIGHT            com   171340102      4,601   138,800   X             8,700        130,100
CITIGROUP                  com   172967101      2,725    91,919   X             6,950         84,969
COGNIZANT TECH SOL         com   192446102     21,663   376,952   X            10,000        366,952
COHERENT INC               com   192479103     10,126   554,820   X            12,000        542,820
CONOCOPHILLIPS             com   20825C104      3,113    67,321   X             4,209         63,112
DELL COMPUTER              com   247025109      2,699   114,746   X             7,300        107,446
DORAL FINACIAL             com   25811P100     25,440 1,053,842   X             5,250      1,048,592
EARTHCARE CO               com   27031N105          0    48,625   X                           48,625
EXPEDITORS INTL WASH       com   302130109     31,488 1,126,971   X            23,000      1,103,971
GENENTECH                  com   368710406      2,243    68,735   X             5,000         63,735
GENERAL DYNAMICS CORP      com   369550108      3,275    40,266   X             2,600         37,666
GENERAL ELEC CO            com   369604103      2,439    98,926   X             7,300         91,626
HCA, INC.                  com   404119109      3,809    79,996   X             4,800         75,196
HCC INS HLDGS              com   404132102     23,680   986,252   X            13,000        973,252
HOT TOPIC INC              com   441339108     11,029   611,670   X                          611,670
HOUSEHOLD INTL             com   441815107      1,708    60,321   X             1,225         59,096
INTEGRATED CIRCUIT SYS     com   45811K208     13,466   857,685   X            14,000        843,685
INTEL CORP                 com   458140100      1,262    90,878   X             4,600         86,278
INTL FLAVORS & FRAG        com   459506101      2,507    78,704   X             6,100         72,604
INTL GAME TECH             com   459902102      1,120    16,195   X             2,750         13,445
J M SMUCKER                com   832696405     17,049   464,530   X             7,200        457,330
JOHNSON & JOHNSON          com   478160104      4,366    80,730   X             4,400         76,330
JONES APPAREL GRP          com   480074103      3,073   100,112   X             6,000         94,112
KIMBERLY CLARK             com   494368103      3,147    55,562   X             3,900         51,662
L 3 COMMUNICATIONS         com   502424104     30,335   575,617   X                          575,617
LEGG MASON INC             com   524901105     26,843   630,717   X            10,000        620,717
MATTEL INC                 com   577081102      3,372   187,240   X            17,000        170,240
MEDTRONIC                  com   585055106      3,048    72,368   X             5,000         67,368
MERRILL LYNCH              com   590188108      1,867    56,654   X             4,600         52,054
MICROSOFT CORP             com   594918104      2,932    67,103   X             5,425         61,678
NET.B@NK INC               com   640933107     12,669 1,217,049   X            25,000      1,192,049
NEW YORK COM BANCORP       com   649445103     37,056 1,315,446   X            13,770      1,301,676
NEWPARK RESOURCES          com   651718504      5,507 1,390,678   X            28,000      1,362,678
O CHARLEYS                 com   670823103     12,460   664,870   X            11,000        653,870
O'REILLY AUTOMOTIVE        com   686091109     18,090   632,078   X            10,000        622,078
OMNICARE INC               com   681904108     18,276   865,350   X                          865,350
PERFORMANCE FOOD GRP       com   713755106     23,347   687,483   X             8,800        678,683
PEROT SYSTEMS              com   714265105     11,186 1,202,779   X            22,000      1,180,779
PFIZER INC                 com   717081103      2,717    93,615   X             6,925         86,690
PHILIP MORRIS COS          com   718154107        486    12,520   X                           12,520
PROCTER & GAMBLE           com   742718109      4,444    49,720   X             3,000         46,720
PROVINCE HEALTHCARE        com   743977100     13,782   803,635   X            12,000        791,635
REYNOLDS & REYNOLDS        com   761695105     24,472 1,090,548   X            17,000      1,073,548
ROSS STORES                com   778296103      2,579    72,358   X             4,400         67,958
SHAW GROUP                 com   820280105      9,582   674,801   X            10,000        664,801
SOVEREIGN BANCORP          com   845905108     27,206 2,108,942   X            24,500      2,084,442
SPARTECH CORP              com   847220209     13,370   631,850   X            13,000        618,850
STERICYCLE INC             com   858912108     38,037 1,121,386   X            14,000      1,107,386
SWIFT TRANS CO             com   870756103      6,476   415,114   X                          415,114
TARO PHARMACEUTICAL        com   M8737E108     20,511   607,722   X            10,000        597,722
TELEFLEX INC               com   879369106     20,190   442,955   X             6,100        436,855
TELESPECTRUM WORLDWIDE     com   87951U109          0    11,250   X                           11,250
UNITED NATURAL FOODS       com   911163103     16,625   721,881   X            11,500        710,381
UNITED PARCEL SVC          com   911312106      3,628    58,025   X             3,400         54,625
UNIVISION COMMUN           com   914906102      2,182    95,702   X             6,900         88,802
VARIAN INC                 com   922206107     17,263   625,230   X            15,000        610,230
VERIDIAN CORP              com   92342R203     10,366   414,980   X            10,000        404,980
WAL MART STORES            com   931142103      3,310    67,218   X             4,600         62,618
WALGREEN CO                com   931422109      3,101   100,801   X             6,900         93,901
WASHINGTON MUTUAL          com   939322103      3,716   118,090   X             6,800        111,290

                                              902,884